STOCK-BASED COMPENSATION (Details - Option activity) - Equity Option [Member]	9 Months Ended
Mar. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning | shares	2,578,200
Weighted average exercise price, beginning price | $ / shares	$ 1.13
Exercised | shares	(255,700)
Exercised | $ / shares	$ 1.10
Granted | shares	584,500
Granted | $ / shares	$ 1.74
Options cancelled | shares	(89,500)
Weighted average exercise price, cancelled | $ / shares	$ 0.99
Options outstanding, ending | shares	2,817,500
Weighted average exercise price, ending price | $ / shares	$ 1.35
Weighted Average Contractual Life	7 years 4 months 6 days